Note 3 - Related-Party Transactions (Details) - Expenses with Related Parties (USD $)	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 33,493	$ 171,326	$ 569,939	$ 1,060,647
Consulting Fees Paid [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			163,071	298,397
Consulting Fees Donated [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			30,000
Investor Relations and Mineral Exploration Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			359,338	665,945
Administration and Rental Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			17,530	48,990
Administration Expenses Paid To Subsidiary [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				$ 47,315